Fair Value Measurements and Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Financial Instruments
Fair Value Measurements and Financial Instruments

15.  Fair Value Measurements and Financial Instruments

        Accounting standards establish a three tier fair value hierarchy, which prioritizes the inputs used in measuring fair values as follows:

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  Level 1 — observable inputs such as quoted prices for identical assets in active markets;

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  Level 2 — inputs other than quoted prices for identical assets in active markets, that are observable either directly or indirectly; and

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  Level 3 — unobservable inputs in which there is little or no market data which requires the use of valuation techniques and the development of assumptions.

        The following methods and assumptions are used to estimate the fair values of the Company's financial instruments:

        Money market funds and highly liquid debt securities are carried at cost and amortized cost, respectively, as an approximation of fair value. Based on market convention, the Company considers cost a practical and expedient measure of fair value.

        Cash, cash equivalents, and highly liquid debt instruments consist of cash and institutional short-term investment funds. The Company independently reviews the short-term investment funds to obtain reasonable assurance the fund net asset value is $1 per share.

        Equity investments consist of domestic and international equity securities and exchange traded equity derivatives valued using the closing stock price on a national securities exchange. Over the counter equity derivatives are valued using observable inputs such as underlying prices of the equity security and volatility. The Company independently reviews the listing of Level 1 equity securities in the portfolio and agrees the closing stock prices to a national securities exchange, and on a sample basis, independently verifies the observable inputs for Level 2 equity derivatives and securities.

        Fixed income investments consist of certain categories of bonds and derivatives. Corporate, government, and agency bonds are valued by pricing vendors who estimate fair value using recently executed transactions and proprietary models based on observable inputs, such as interest rate spreads, yield curves and credit risk. Asset-backed securities are valued by pricing vendors who estimate fair value using discounted cash flow models utilizing observable inputs based on trade and quote activity of securities with similar features. Fixed Income Derivatives are valued by pricing vendors using observable inputs such as interest rates and yield curves. The Company obtains a detailed understanding of the models, inputs, and assumptions used in developing prices provided by its vendors. This understanding includes extensive discussions with valuation resources at the vendor. During these discussions, the Company uses a fair value measurement questionnaire, which is part of the Company's internal controls over financial reporting, to obtain the information necessary to assert the model, inputs and assumptions used comply with U.S. GAAP, including disclosure requirements. The Company also obtains observable inputs from the pricing vendor and independently verifies the observable inputs, as well as assesses assumptions used for reasonableness based on relevant market conditions and internal Company guidelines. If an assumption is deemed unreasonable, based on the Company's guidelines, it is then reviewed by a member of management and the fair value estimate provided by the vendor is adjusted, if deemed appropriate. These adjustments do not occur frequently and have not historically been material to the fair value estimates used in the Consolidated Financial Statements.

        Pooled funds consist of various equity, fixed income, commodity, and real estate mutual fund type investment vehicles. Pooled investment funds fair value is estimated based on the proportionate share ownership in the underlying net assets of the investment, which is based on the fair value of the underlying securities that trade on a national securities exchange. Where possible, the Company independently reviews the listing securities in the portfolio and agrees the closing stock prices to a national securities exchange. The Company gains an understanding of the investment guidelines and valuation policies of the fund and holds extensive discussions regarding fund performance with pooled fund managers. The Company obtains audited fund manager financial statements, when available. If the pooled fund is designed to replicate a publicly traded index, the Company compares the performance of the fund to the index to assess the reasonableness of the fair value measurement.

        Alternative investments consist of limited partnerships, private equity and hedge funds. Alternative investment fair value is generally estimated based on the proportionate share ownership in the underlying net assets of the investment as determined by the general partner or investment manager. The valuations are based on various factors depending on investment strategy, proprietary models, and specific financial data or projections. The Company obtains audited fund manager financial statements, when available. The Company obtains a detailed understanding of the models, inputs, and assumptions used in developing prices provided by the investment managers (or appropriate party). During these discussions with the investment manager, the Company uses a fair value measurement questionnaire, which is part of the Company's internal controls over financial reporting, to obtain the information necessary to assert the model, inputs and assumptions used comply with U.S. GAAP, including disclosure requirements. The Company also obtains observable inputs from the investment manager and independently verifies the observable inputs, as well as assesses assumptions used for reasonableness based on relevant market conditions and internal Company guidelines. If an assumption is deemed unreasonable, based on the Company's guidelines, it is then reviewed by a member of management and the fair value estimate provided by the vendor is adjusted, if deemed appropriate. These adjustments do not occur frequently and have not historically been material to the fair value estimates used in the Consolidated Financial Statements.

        Derivatives are carried at fair value, based upon industry standard valuation techniques that use, where possible, current market-based or independently sourced pricing inputs, such as interest rates, currency exchange rates, or implied volatilities.

        Annuity contracts consist of insurance group annuity contracts purchased to match the pension benefit payment stream owed to certain selected plan participant demographics within a few major UK defined benefit plans. Annuity contracts are valued using a discounted cash flow model utilizing assumptions such as discount rate, mortality, and inflation. The Company independently verifies the observable inputs.

        Real estate and REITS consist of publicly traded REITS and direct real estate investments. Level 1 REITS are valued using the closing stock price on a national securities exchange. The Level 3 values are based on the proportionate share of ownership in the underlying net asset value as determined by the investment manager. The Company independently reviews the listing of Level 1 REIT securities in the portfolio and agrees the closing stock prices to a national securities exchange. The Company gains an understanding of the investment guidelines and valuation policies of the Level 3 real estate funds and discusses performance with fund managers. The Company obtains audited fund manager financial statements, when available. See the description of "Alternative Investments" for further detail on valuation procedures surrounding Level 3 REITS.

        Guarantees are carried at fair value, which is based on discounted estimated future cash flows using published historical cumulative default rates and discount rates commensurate with the underlying exposure.

        Debt is carried at outstanding principal balance, less any unamortized discount or premium. Fair value is based on quoted market prices or estimates using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

        The following table presents the categorization of the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011 and 2010 (in millions):

		Fair Value Measurements Using
	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Money market funds and highly liquid debt securities (1)	$2,428	$2,403	$25	$—
Other investments
Fixed maturity securities
Corporate bonds	12	—	—	12
Government bonds	3	—	3	—
Derivatives
Interest rate contracts	16	—	16	—
Foreign exchange contracts	141	—	141	—
Liabilities:
Derivatives
Foreign exchange contracts	189	—	189	—

(1)
Includes $2,403 million of money market funds and $25 million of highly liquid debt securities that are classified as fiduciary assets, short-term investments or cash equivalents in the Consolidated Statements of Financial Position, depending on their nature and initial maturity. See Note 7 "Investments" for additional information regarding the Company's investments.

		Fair Value Measurements Using
	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Money market funds and highly liquid debt securities (1)	$2,618	$2,591	$27	$—
Other investments
Fixed maturity securities
Corporate bonds	12	—	—	12
Government bonds	3	—	3	—
Derivatives
Interest rate contracts	15	—	15	—
Foreign exchange contracts	159	—	159	—
Liabilities:
Derivatives
Foreign exchange contracts	158	—	158	—

(1)
Includes $2,591 million of money market funds and $27 million of highly liquid debt securities that are classified as fiduciary assets, short-term investments or cash equivalents in the Consolidated Statements of Financial Position, depending on their nature and initial maturity. See Note 7 "Investments" for additional information regarding the Company's investments.

        The following table presents the changes in the Level 3 fair-value category in 2011 and 2010 (in millions):

	Fair Value Measurements Using Level 3 Inputs
	Other Investments	Guarantees

Balance at January 1, 2010	100	(4)
Total gains (losses):
Included in earnings	—	4
Included in other comprehensive income	—	—
Purchases and sales	(1)	—
Transfers (1)	(87	—

Balance at December 31, 2010	$12	$—

Total gains (losses):
Included in earnings	—	—
Included in other comprehensive income	—	—
Purchases	—	—
Sales	—	—
Transfers (1)	—	—

Balance at December 31, 2011	$12	$—

(1)
Transfers represent the removal of the investment in PEPS I preferred stock as a result of consolidating PEPS I on January 1, 2010.

        The majority of the Company's financial instruments is either carried at fair value or has a carrying amount that approximates fair value.

        The following table discloses the Company's financial instruments where the carrying amounts and fair values differ (in millions):

As of December 31	2011		2010

	Carrying Value	Fair Value	Carrying Value	Fair Value

Long-term debt	$4,155	$4,494	$4,014	$4,172